Business combinations, acquisitions, non-controlling interest and spin-off, Acquisitions 2024 (Details) $ in Thousands, $ in Millions, $ in Billions							12 Months Ended
	Dec. 20, 2024 MXN ($)	Dec. 20, 2024 CLP ($)	Oct. 31, 2024 MXN ($)	Oct. 31, 2024 USD ($)	Oct. 03, 2024	Oct. 06, 2022	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Acquisition [Abstract]
Aggregate consideration of equity consideration							$ 72,513	$ 4	$ 459,750	$ 1,043,954
Consideration transferred
Non-controlling interest							2,310,084	$ 114	$ 6,263,945	$ 39,596
Liberty Latin America [Member]
Acquisition [Abstract]
Proportion of ownership interest in joint venture					50.00%	50.00%
Claro Chile, SPA [Member]
Acquisition [Abstract]
Proportion of ownership interest in joint venture			50.00%	50.00%
Proportion of interest held by noncontrolling interest			8.38%	8.38%
Aggregate consideration of equity consideration	$ 5,313,282	$ 252.9
Claro Chile, SPA [Member] | Liberty Latin America [Member]
Acquisition [Abstract]
Proportion of ownership interest in joint venture			50.00%	50.00%
Business acquisitions 2024 [Member]
Acquisition [Abstract]
Aggregate consideration of equity consideration							2,306,271
Acquired Assets and Liabilities [Abstract]
Cash and cash equivalents			$ 673,137
Other current assets			11,390,425
Other non-current assets			6,103,423
Intangible assets (excluding goodwill)			763,101
Property, plant and equipment, net			33,746,148
Right-of-use assets			5,493,785
Total acquired assets			58,170,019
Debt			(16,307,610)
Liability related to right of use assets			(5,266,872)
Accounts payable			(11,606,265)
Other liabilities			(3,203,117)
Total assumed liabilities			(36,383,864)
Fair value of acquired assets and assumed liabilities - net of cash acquired			21,786,155
Goodwill arising on acquisition			4,735,752
Total fair value at the acquisition date			26,521,907
Consideration transferred
Fair value of the joint venture prior to the acquisition			6,721,525
Fair value of convertible notes			5,594,492
Pre existing relationship			13,928,078
Anticipated acquisition non-controlling interest			277,812
Total fair value at the acquisition date			26,521,907
Loss of acquiree since acquisition date			(781,355)
Gain from fair value valuation and foreign currency translation			$ 4,674,598
Net of cash paid							179,423
Non-controlling interest							$ 3,813
Business acquisitions 2024 [Member] | Claro Chile, SPA [Member]
Acquisition [Abstract]
Proportion of ownership interest in joint venture					50.00%
Proportion of interest held by noncontrolling interest			8.38%	8.38%
Aggregate consideration of equity consideration				$ 16
Consideration transferred
Ownership interest in subsidiary			91.62%	91.62%
Telekom Austria AG [Member]
Consideration transferred
Percentage of voting rights in subsidiary acquired during the period							2.22%
Ownership interest in subsidiary							60.60%	60.60%